UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

May 31, 2015

1.834744.109

SHI-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.5%
	Principal Amount	Value
Air Transportation - 1.8%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (b)	$ 1,710,000	$ 1,712,283
Allegiant Travel Co. 5.5% 7/15/19	7,140,000	7,327,425
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	500,023	561,276
5.5% 4/29/22	817,822	868,936
9.25% 5/10/17	175,411	190,759
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	690,000	708,837
6.75% 5/23/17	690,000	706,974
8.021% 8/10/22	747,149	866,693
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	999,772	1,082,253
12% 1/15/16 (b)	75,458	79,608
		14,105,044
Automotive & Auto Parts - 0.3%
Schaeffler Finance BV 4.75% 5/15/21 (b)	2,050,000	2,096,125
Banks & Thrifts - 0.6%
Ally Financial, Inc.:
3.6% 5/21/18	2,240,000	2,251,200
4.125% 3/30/20	1,700,000	1,700,000
4.625% 5/19/22	770,000	770,000
		4,721,200
Building Materials - 1.2%
Building Materials Corp. of America 5.375% 11/15/24 (b)	7,395,000	7,455,047
USG Corp. 5.5% 3/1/25 (b)	1,585,000	1,640,475
		9,095,522
Cable/Satellite TV - 0.8%
Altice SA 5.375% 7/15/23 (b)(d)	1,350,000	1,350,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (b)	1,710,000	1,718,550
5.875% 5/1/27 (b)	850,000	856,375
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	2,545,000	2,621,350
		6,546,275
Chemicals - 1.4%
LSB Industries, Inc. 7.75% 8/1/19	5,115,000	5,434,688
NOVA Chemicals Corp. 5.25% 8/1/23 (b)	2,800,000	2,884,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	$ 1,180,000	$ 1,239,000
W.R. Grace & Co. - Conn 5.125% 10/1/21 (b)	1,255,000	1,295,788
		10,853,476
Containers - 1.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2706% 12/15/19 (b)(e)	3,945,000	3,880,894
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	6,215,000	6,137,313
		10,018,207
Diversified Financial Services - 11.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.5% 5/15/21 (b)	2,370,000	2,464,800
5% 10/1/21 (b)	4,690,000	4,971,400
Aircastle Ltd.:
4.625% 12/15/18	1,860,000	1,939,050
5.125% 3/15/21	4,735,000	4,942,156
6.25% 12/1/19	8,390,000	9,239,488
FLY Leasing Ltd.:
6.375% 10/15/21	3,965,000	4,004,650
6.75% 12/15/20	3,145,000	3,247,213
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	3,209,000	3,309,281
5.875% 2/1/22	19,275,000	20,214,635
6% 8/1/20	2,230,000	2,397,250
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(e)	1,545,000	1,514,100
International Lease Finance Corp.:
4.625% 4/15/21	510,000	531,675
6.25% 5/15/19	3,380,000	3,751,800
Navient Corp.:
5% 10/26/20	515,000	513,713
5.875% 3/25/21	1,700,000	1,708,500
5.875% 10/25/24	2,130,000	2,034,150
SLM Corp.:
4.875% 6/17/19	4,795,000	4,818,975
5.5% 1/15/19	4,715,000	4,891,813
5.5% 1/25/23	6,385,000	6,225,375
6.125% 3/25/24	4,155,000	4,040,738
8% 3/25/20	455,000	513,013
8.45% 6/15/18	1,220,000	1,366,400
		88,640,175
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - 0.4%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	$ 845,000	$ 858,731
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	2,050,000	2,103,813
		2,962,544
Energy - 10.7%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	1,285,000	1,312,306
4.875% 3/15/24	615,000	624,225
Antero Resources Corp.:
5.125% 12/1/22	2,655,000	2,648,363
5.625% 6/1/23 (b)	3,150,000	3,235,050
Baytex Energy Corp.:
5.125% 6/1/21 (b)	555,000	539,738
5.625% 6/1/24 (b)	1,720,000	1,659,800
California Resources Corp.:
5% 1/15/20	3,195,000	3,043,238
5.5% 9/15/21	2,810,000	2,662,475
6% 11/15/24	2,055,000	1,890,600
Chesapeake Energy Corp.:
5.75% 3/15/23	1,000,000	987,500
6.125% 2/15/21	2,000,000	2,035,000
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	5,565,000	5,731,950
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22	3,685,000	3,846,219
Denbury Resources, Inc.:
5.5% 5/1/22	6,630,000	6,327,506
6.375% 8/15/21	4,025,000	3,994,813
Energy Transfer Equity LP 5.5% 6/1/27	1,165,000	1,172,281
Exterran Holdings, Inc. 7.25% 12/1/18	4,584,000	4,732,980
Forum Energy Technologies, Inc. 6.25% 10/1/21	3,605,000	3,586,975
Gibson Energy, Inc. 6.75% 7/15/21 (b)	2,895,000	3,010,800
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	5,677,000	5,520,883
5.75% 10/1/25 (b)(d)	1,125,000	1,124,297
7.625% 4/15/21 (b)	290,000	302,325
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,611,000	2,715,440
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,030,000	1,102,100
Rosetta Resources, Inc. 5.625% 5/1/21	2,650,000	2,809,265
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (b)	3,230,000	3,230,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Sabine Pass Liquefaction LLC: - continued
5.75% 5/15/24	$ 5,890,000	$ 5,985,713
SM Energy Co. 5.625% 6/1/25	380,000	383,325
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)	1,640,000	1,705,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 2/1/21	1,630,000	1,707,425
TerraForm Power Operating LLC 5.875% 2/1/23 (b)	480,000	495,600
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)	385,000	407,138
6.125% 10/15/21	245,000	257,250
6.25% 10/15/22 (b)	410,000	433,575
Whiting Petroleum Corp. 5% 3/15/19	2,935,000	2,935,000
		84,156,755
Food/Beverage/Tobacco - 6.0%
ESAL GmbH 6.25% 2/5/23 (b)	9,030,000	9,188,025
H.J. Heinz Co. 4.875% 2/15/25 (b)	1,770,000	1,907,175
JBS Investments GmbH:
7.25% 4/3/24 (b)	5,840,000	6,248,800
7.75% 10/28/20 (b)	2,755,000	3,048,959
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)(d)	610,000	616,100
5.875% 7/15/24 (b)	5,010,000	5,160,300
7.25% 6/1/21 (b)	865,000	913,873
7.25% 6/1/21 (b)	2,335,000	2,466,928
8.25% 2/1/20 (b)	3,235,000	3,450,128
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	7,560,000	7,784,532
Vector Group Ltd. 7.75% 2/15/21	6,218,000	6,684,350
		47,469,170
Gaming - 3.7%
MCE Finance Ltd. 5% 2/15/21 (b)	9,950,000	9,589,313
Scientific Games Corp. 7% 1/1/22 (b)	8,040,000	8,381,700
Wynn Macau Ltd. 5.25% 10/15/21 (b)	11,430,000	11,115,675
		29,086,688
Healthcare - 3.2%
Community Health Systems, Inc. 5.125% 8/1/21	3,025,000	3,138,438
HCA Holdings, Inc. 5% 3/15/24	6,985,000	7,281,863
HealthSouth Corp. 5.75% 11/1/24	615,000	634,988
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (b)	365,000	373,669
5.5% 4/15/25 (b)	345,000	346,984
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Quintiles Transnational Corp. 4.875% 5/15/23 (b)	$ 605,000	$ 614,075
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	5,385,000	5,654,250
Tenet Healthcare Corp.:
6% 10/1/20	2,970,000	3,177,900
6.25% 11/1/18	2,880,000	3,137,386
Wellcare Health Plans, Inc. 5.75% 11/15/20	980,000	1,030,838
		25,390,391
Homebuilders/Real Estate - 3.5%
CBRE Group, Inc. 5% 3/15/23	8,910,000	9,177,300
Communications Sales & Leasing, Inc. 6% 4/15/23 (b)	340,000	341,700
D.R. Horton, Inc. 4.375% 9/15/22	1,250,000	1,243,750
Howard Hughes Corp. 6.875% 10/1/21 (b)	800,000	840,000
Lennar Corp.:
4.125% 12/1/18	980,000	999,600
4.5% 6/15/19	665,000	681,625
4.5% 11/15/19	1,820,000	1,851,850
4.75% 5/30/25	1,840,000	1,798,600
Meritage Homes Corp. 6% 6/1/25 (b)	1,000,000	1,008,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)	2,090,000	2,100,450
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	785,000	795,794
Toll Brothers Finance Corp.:
4% 12/31/18	935,000	958,375
4.375% 4/15/23	2,145,000	2,177,175
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (b)	3,410,000	3,358,850
5.875% 6/15/24 (b)	215,000	211,506
		27,545,325
Insurance - 0.2%
CNO Financial Group, Inc. 4.5% 5/30/20	1,455,000	1,504,034
Leisure - 0.7%
NCL Corp. Ltd.:
5% 2/15/18	270,000	276,750
5.25% 11/15/19 (b)	1,640,000	1,695,268
Royal Caribbean Cruises Ltd. 7.5% 10/15/27	1,415,000	1,648,475
Speedway Motorsports, Inc. 5.125% 2/1/23 (b)	1,770,000	1,787,700
		5,408,193
Metals/Mining - 3.1%
CONSOL Energy, Inc. 5.875% 4/15/22	3,365,000	3,137,863
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (b)	$ 1,445,000	$ 1,107,231
8.25% 11/1/19 (b)	2,765,000	2,529,975
Lundin Mining Corp.:
7.5% 11/1/20 (b)	2,220,000	2,400,375
7.875% 11/1/22 (b)	3,710,000	4,013,786
New Gold, Inc. 6.25% 11/15/22 (b)	2,885,000	2,888,606
Peabody Energy Corp.:
6% 11/15/18	5,080,000	3,606,800
6.25% 11/15/21	880,000	433,400
7.875% 11/1/26	2,975,000	1,442,875
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (b)	1,020,000	999,600
8.25% 1/15/21 (b)	1,735,000	1,682,950
		24,243,461
Paper - 1.6%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (b)	9,215,000	9,698,788
7.75% 7/15/17 (b)	1,855,000	2,008,038
8.375% 6/15/19 (b)	1,115,000	1,191,656
		12,898,482
Publishing/Printing - 1.3%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	8,715,000	9,259,688
7% 2/15/22	620,000	677,350
7.875% 3/15/21	610,000	699,213
		10,636,251
Services - 4.8%
ADT Corp.:
3.5% 7/15/22	3,241,000	2,981,072
4.125% 4/15/19	7,358,000	7,486,765
5.25% 3/15/20	3,110,000	3,288,825
APX Group, Inc. 6.375% 12/1/19	13,260,000	13,243,425
Audatex North America, Inc. 6% 6/15/21 (b)	4,665,000	4,868,114
FTI Consulting, Inc. 6.75% 10/1/20	2,767,000	2,894,974
IHS, Inc. 5% 11/1/22 (b)	1,495,000	1,506,213
The GEO Group, Inc. 5.875% 1/15/22	900,000	950,625
United Rentals North America, Inc. 4.625% 7/15/23	695,000	695,000
		37,915,013
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - 1.5%
Steel Dynamics, Inc.:
5.125% 10/1/21	$ 2,865,000	$ 2,900,813
5.25% 4/15/23	1,300,000	1,329,250
5.5% 10/1/24	4,075,000	4,202,344
6.125% 8/15/19	3,137,000	3,348,748
		11,781,155
Super Retail - 0.2%
Family Tree Escrow LLC 5.75% 3/1/23 (b)	1,195,000	1,260,725
Technology - 4.0%
ADT Corp.:
4.125% 6/15/23	5,090,000	4,771,875
6.25% 10/15/21	3,720,000	3,989,700
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,495,000	3,407,625
Micron Technology, Inc.:
5.25% 8/1/23 (b)	3,085,000	3,085,000
5.25% 1/15/24 (b)	1,135,000	1,123,650
5.5% 2/1/25 (b)	1,365,000	1,354,626
5.625% 1/15/26 (b)	3,150,000	3,094,875
5.875% 2/15/22	4,930,000	5,176,500
Nuance Communications, Inc. 5.375% 8/15/20 (b)	4,192,000	4,228,680
Sensata Technologies BV 5% 10/1/25 (b)	1,210,000	1,221,338
		31,453,869
Telecommunications - 12.0%
Altice Financing SA:
6.5% 1/15/22 (b)	890,000	912,250
6.625% 2/15/23 (b)	1,480,000	1,533,650
7.875% 12/15/19 (b)	3,490,000	3,703,763
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	4,645,000	4,645,929
Level 3 Financing, Inc.:
5.125% 5/1/23 (b)	1,710,000	1,714,275
5.375% 5/1/25 (b)	570,000	567,150
MasTec, Inc. 4.875% 3/15/23	660,000	615,450
Numericable Group SA:
4.875% 5/15/19 (b)	7,045,000	7,087,270
6% 5/15/22 (b)	4,025,000	4,060,219
6.25% 5/15/24 (b)	5,980,000	6,062,225
Sprint Capital Corp.:
6.875% 11/15/28	9,045,000	8,163,113
8.75% 3/15/32	4,410,000	4,498,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Sprint Communications, Inc.:
7% 3/1/20 (b)	$ 8,945,000	$ 9,873,044
9% 11/15/18 (b)	6,585,000	7,548,056
Sprint Corp. 7.875% 9/15/23	1,660,000	1,688,054
T-Mobile U.S.A., Inc.:
6% 3/1/23	4,535,000	4,707,897
6.375% 3/1/25	5,295,000	5,526,656
6.464% 4/28/19	7,455,000	7,701,947
6.5% 1/15/24	2,630,000	2,774,650
6.542% 4/28/20	2,030,000	2,146,725
6.625% 4/1/23	2,135,000	2,247,088
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	6,810,000	6,861,075
		94,638,686
Transportation Ex Air/Rail - 0.9%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)	7,935,000	7,240,688
Utilities - 6.1%
Atlantic Power Corp. 9% 11/15/18	4,620,000	4,816,350
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,760,000	4,093,700
DPL, Inc. 6.75% 10/1/19 (b)	550,000	591,250
NRG Energy, Inc.:
6.25% 7/15/22	4,355,000	4,542,701
6.25% 5/1/24	4,650,000	4,754,625
NSG Holdings II, LLC 7.75% 12/15/25 (b)	8,296,947	9,085,157
PPL Energy Supply LLC 6.5% 6/1/25 (b)	620,000	632,654
RJS Power Holdings LLC 5.125% 7/15/19 (b)	8,850,000	8,783,625
The AES Corp.:
4.875% 5/15/23	5,580,000	5,356,800
7.375% 7/1/21	4,889,000	5,472,624
		48,129,486
TOTAL NONCONVERTIBLE BONDS (Cost $644,562,747)		649,796,940
Bank Loan Obligations - 7.6%

Aerospace - 0.4%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (e)	3,378,852	3,374,628
Air Transportation - 0.9%
American Airlines, Inc. Tranche B, term loan 3.75% 10/10/21 (e)	6,625,000	6,641,563
Bank Loan Obligations - continued
	Principal Amount	Value
Cable/Satellite TV - 0.7%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (e)	$ 5,530,564	$ 5,509,824
Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (e)	1,885,429	1,885,429
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	1,756,131	1,756,131
Diversified Financial Services - 0.2%
TransUnion LLC Tranche B, term loan 4% 4/9/21 (e)	1,552,161	1,549,251
Gaming - 1.6%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	4,816,000	4,847,304
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	4,008,706	4,008,706
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (e)	3,366,563	3,379,355
		12,235,365
Healthcare - 0.4%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (e)	2,890,253	2,893,866
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (e)	79,799	79,998
		2,973,864
Leisure - 0.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	1,974,814	1,895,821
Metals/Mining - 0.2%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	1,536,957	1,394,788
Services - 0.3%
Garda World Security Corp.:
term loan 4% 11/8/20 (e)	1,659,418	1,655,269
Tranche DD, term loan 4% 11/8/20 (e)	424,502	423,441
		2,078,710
Super Retail - 0.2%
Dollar Tree, Inc. Tranche B, term loan 4.25% 3/9/22 (e)	1,315,000	1,326,506
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (e)	560,000	561,562
		1,888,068
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - 1.4%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	$ 5,759,083	$ 5,759,083
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	5,115,756	5,090,177
		10,849,260
Utilities - 0.7%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (e)	4,387,903	4,338,539
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	1,504,730	1,508,492
		5,847,031
TOTAL BANK LOAN OBLIGATIONS (Cost $59,629,116)		59,879,733
Preferred Securities - 6.6%

Banks & Thrifts - 5.6%
BAC Capital Trust XIV 4% (c)(e)	655,000	530,878
Bank of America Corp.:
6.1% (c)(e)	2,440,000	2,492,089
6.25% (c)(e)	3,630,000	3,752,316
6.5% (c)(e)	3,245,000	3,454,064
Barclays Bank PLC 7.625% 11/21/22	9,175,000	10,686,850
Barclays PLC 8.25% (c)(e)	3,395,000	3,688,862
Credit Agricole SA 6.625% (b)(c)(e)	7,230,000	7,339,187
Deutsche Bank AG 7.5% (c)(e)	4,295,000	4,387,666
Goldman Sachs Group, Inc. 5.375% (c)(e)	1,710,000	1,715,484
JPMorgan Chase & Co.:
5.3% (c)(e)	3,375,000	3,403,052
6% (c)(e)	1,020,000	1,060,687
6.75% (c)(e)	1,665,000	1,852,106
		44,363,241
Diversified Financial Services - 1.0%
Citigroup, Inc.:
5.875% (c)(e)	3,735,000	3,829,920
6.3% (c)(e)	3,960,000	3,986,375
		7,816,295
TOTAL PREFERRED SECURITIES (Cost $50,797,084)		52,179,536
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (a) (Cost $4,750,772)	4,750,772	$ 4,750,772
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $759,739,719)		766,606,981
NET OTHER ASSETS (LIABILITIES) - 2.7%		21,004,252
NET ASSETS - 100%		$ 787,611,233
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $289,841,148 or 36.8% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,883
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 649,796,940	$ 1,350,000	$ 648,446,940	$ -
Bank Loan Obligations	59,879,733	-	59,879,733	-
Preferred Securities	52,179,536	-	52,179,536	-
Money Market Funds	4,750,772	4,750,772	-	-
Total Investments in Securities:	$ 766,606,981	$ 6,100,772	$ 760,506,209	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $759,306,166. Net unrealized appreciation aggregated $7,300,815, of which $16,935,075 related to appreciated investment securities and $9,634,260 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 2

May 31, 2015

1.861967.107

HICII-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.8%
	Principal Amount	Value
Convertible Bonds - 0.2%
Capital Goods - 0.1%
General Cable Corp. 4.5% 11/15/29 (d)	$ 388,000	$ 313,068
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/41	3,320,000	832,075
TOTAL CONVERTIBLE BONDS		1,145,143
Nonconvertible Bonds - 79.6%
Aerospace - 0.5%
Bombardier, Inc. 7.5% 3/15/25 (e)	615,000	588,094
GenCorp, Inc. 7.125% 3/15/21	205,000	219,350
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (e)	545,000	566,800
7.125% 3/15/21	710,000	759,700
KLX, Inc. 5.875% 12/1/22 (e)	625,000	632,813
TransDigm, Inc.:
6% 7/15/22	845,000	856,619
6.5% 7/15/24	830,000	846,600
		4,469,976
Air Transportation - 0.1%
Air Canada 7.75% 4/15/21 (e)	310,000	332,475
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	352,921	367,037
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	161,975
		861,487
Automotive & Auto Parts - 0.7%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	605,000	639,788
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (c)(e)(h)	489,993	46,549
Chassix, Inc. 9.25% 8/1/18 (c)(e)	325,000	276,250
Dana Holding Corp.:
5.5% 12/15/24	30,000	30,600
6.75% 2/15/21	360,000	381,150
Gates Global LLC / Gates Global Co. 6% 7/15/22 (e)	450,000	415,125
General Motors Financial Co., Inc. 4.25% 5/15/23	360,000	368,710
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,380,000	1,411,050
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (e)(h)	490,000	535,938
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive & Auto Parts - continued
Schaeffler Holding Finance BV: - continued
6.875% 8/15/18 pay-in-kind (e)(h)	$ 920,000	$ 956,800
ZF North America Capital, Inc. 4% 4/29/20 (e)	670,000	681,725
		5,743,685
Banks & Thrifts - 0.3%
Ocwen Financial Corp. 6.625% 5/15/19 (e)	240,000	225,000
Royal Bank of Scotland Group PLC 5.125% 5/28/24	2,310,000	2,371,395
		2,596,395
Broadcasting - 0.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	1,025,000	989,125
10% 1/15/18	3,100,000	2,673,750
11.25% 3/1/21	515,000	520,150
Sirius XM Radio, Inc. 5.375% 4/15/25 (e)	615,000	615,923
		4,798,948
Building Materials - 2.3%
Building Materials Corp. of America 6.75% 5/1/21 (e)	565,000	598,194
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	1,315,000	1,446,500
CEMEX Finance LLC:
6% 4/1/24 (e)	1,245,000	1,263,053
9.375% 10/12/22 (e)	2,535,000	2,877,225
CEMEX S.A.B. de CV:
5.875% 3/25/19 (e)	490,000	505,925
7.25% 1/15/21 (e)	3,675,000	3,956,138
CPG Merger Sub LLC 8% 10/1/21 (e)	550,000	577,500
HD Supply, Inc.:
7.5% 7/15/20	1,805,000	1,951,656
11.5% 7/15/20	1,605,000	1,877,850
Ply Gem Industries, Inc.:
6.5% 2/1/22	840,000	816,900
6.5% 2/1/22	805,000	798,963
USG Corp.:
5.5% 3/1/25 (e)	945,000	978,075
5.875% 11/1/21 (e)	530,000	565,775
7.875% 3/30/20 (e)	750,000	810,000
		19,023,754
Cable/Satellite TV - 3.0%
Altice SA:
5.375% 7/15/23 (e)(g)	1,420,000	1,420,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable/Satellite TV - continued
Altice SA: - continued
7.75% 7/15/25 (e)(g)	$ 995,000	$ 977,836
7.75% 7/15/25 (e)(g)	890,000	890,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	400,000	400,000
5.125% 5/1/23 (e)	830,000	834,150
5.25% 3/15/21	840,000	854,700
5.375% 5/1/25 (e)	830,000	836,225
5.75% 9/1/23	1,160,000	1,197,700
6.5% 4/30/21	2,375,000	2,498,203
6.625% 1/31/22	2,305,000	2,451,944
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	1,335,000	1,361,700
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)	905,000	857,488
DISH DBS Corp.:
5% 3/15/23	865,000	833,644
5.125% 5/1/20	350,000	357,875
5.875% 7/15/22	550,000	561,000
6.75% 6/1/21	1,312,000	1,401,380
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	345,000	373,894
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	515,000	548,475
Unitymedia KabelBW GmbH 6.125% 1/15/25 (e)	1,680,000	1,738,800
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	792,000	863,280
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	405,000	436,894
Virgin Media Finance PLC 4.875% 2/15/22	645,000	609,525
VTR Finance BV 6.875% 1/15/24 (e)	940,000	978,775
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	1,290,000	1,360,950
		24,644,438
Capital Goods - 0.9%
AECOM Technology Corp. 5.75% 10/15/22 (e)	465,000	481,275
Amsted Industries, Inc. 5% 3/15/22 (e)	470,000	477,050
Belden, Inc. 5.25% 7/15/24 (e)	220,000	219,450
General Cable Corp. 5.75% 10/1/22	2,518,000	2,303,970
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	$ 3,345,000	$ 2,742,900
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	1,135,000	1,208,775
		7,433,420
Chemicals - 2.7%
A. Schulman, Inc. 6.875% 6/1/23 (e)	1,210,000	1,234,200
Chemtura Corp. 5.75% 7/15/21	415,000	426,413
Evolution Escrow Issuer LLC 7.5% 3/15/22 (e)	1,250,000	1,243,750
Hexion U.S. Finance Corp. 6.625% 4/15/20	305,000	287,463
Huntsman International LLC 4.875% 11/15/20	755,000	766,325
LSB Industries, Inc. 7.75% 8/1/19	300,000	318,750
Momentive Performance Materials, Inc. 3.88% 10/24/21	2,315,000	2,086,394
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)	2,315,000	0
Platform Specialty Products Corp. 6.5% 2/1/22 (e)	2,580,000	2,709,000
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (e)	3,100,000	3,069,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (e)	375,000	382,031
Tronox Finance LLC 6.375% 8/15/20	9,415,000	9,038,400
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (e)	645,000	665,963
5.625% 10/1/24 (e)	260,000	273,650
		22,501,339
Consumer Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21	760,000	641,250
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	220,000	234,850
6.625% 11/15/22	255,000	273,488
		1,149,588
Containers - 3.5%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (e)(h)	3,846,302	3,949,992
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (e)	1,760,000	1,768,800
6.25% 1/31/19 (e)	1,120,000	1,139,600
6.75% 1/31/21 (e)	4,310,000	4,439,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.: - continued
7% 11/15/20 (e)	$ 284,118	$ 291,221
9.125% 10/15/20 (e)	2,765,000	2,944,725
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	3,120,000	2,776,800
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	355,000	350,563
Graphic Packaging International, Inc. 4.75% 4/15/21	245,000	254,188
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (e)	925,000	943,500
5.375% 1/15/25 (e)	925,000	931,938
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	1,560,000	1,624,350
6.875% 2/15/21	2,115,000	2,231,325
8.25% 2/15/21	3,225,000	3,398,344
Sealed Air Corp.:
5.25% 4/1/23 (e)	870,000	893,925
6.5% 12/1/20 (e)	920,000	1,025,800
		28,964,371
Diversified Financial Services - 4.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (e)	1,290,000	1,310,963
4.5% 5/15/21 (e)	1,700,000	1,768,000
Aircastle Ltd.:
4.625% 12/15/18	1,015,000	1,058,138
5.125% 3/15/21	1,745,000	1,821,344
5.5% 2/15/22	470,000	497,025
6.25% 12/1/19	895,000	985,619
7.625% 4/15/20	595,000	688,713
CIT Group, Inc.:
3.875% 2/19/19	1,875,000	1,879,688
5% 8/15/22	675,000	693,563
5.375% 5/15/20	1,600,000	1,698,000
5.5% 2/15/19 (e)	915,000	966,469
FLY Leasing Ltd.:
6.375% 10/15/21	270,000	272,700
6.75% 12/15/20	590,000	609,175
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	$ 3,065,000	$ 3,160,781
6% 8/1/20	1,640,000	1,763,000
ILFC E-Capital Trust I 4.09% 12/21/65 (e)(h)	615,000	596,550
International Lease Finance Corp.:
4.625% 4/15/21	915,000	953,888
5.875% 8/15/22	570,000	629,850
6.25% 5/15/19	1,280,000	1,420,800
8.25% 12/15/20	140,000	170,100
8.625% 1/15/22	620,000	778,100
8.75% 3/15/17	1,640,000	1,812,200
8.875% 9/1/17	1,460,000	1,653,450
National Financial Partners Corp. 9% 7/15/21 (e)	1,010,000	1,021,363
SLM Corp.:
4.875% 6/17/19	2,355,000	2,366,775
5.5% 1/25/23	1,130,000	1,101,750
6.125% 3/25/24	855,000	831,488
7.25% 1/25/22	535,000	577,522
8% 3/25/20	2,405,000	2,711,638
8.45% 6/15/18	965,000	1,080,800
		36,879,452
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	1,005,000	1,052,738
7.625% 3/15/20	1,315,000	1,372,531
Series B, 6.5% 11/15/22	1,060,000	1,122,275
MDC Partners, Inc. 6.75% 4/1/20 (e)	2,261,000	2,244,043
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	685,000	696,131
5% 4/15/22 (e)	3,160,000	3,171,850
		9,659,568
Electric Utilities No Longer Use - 0.0%
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	170,000	167,450
Energy - 8.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	492,200
7% 5/20/22	985,000	1,058,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	$ 465,000	$ 481,275
6.5% 5/20/21	289,000	304,173
Antero Resources Corp.:
5.125% 12/1/22	620,000	618,450
5.625% 6/1/23 (e)	760,000	780,520
Antero Resources Finance Corp. 5.375% 11/1/21	990,000	1,002,375
Baytex Energy Corp.:
5.125% 6/1/21 (e)	415,000	403,588
5.625% 6/1/24 (e)	535,000	516,275
California Resources Corp.:
5% 1/15/20	975,000	928,688
6% 11/15/24	905,000	832,600
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	545,000	558,625
Chesapeake Energy Corp.:
4.875% 4/15/22	1,995,000	1,900,238
5.375% 6/15/21	1,800,000	1,773,000
5.75% 3/15/23	745,000	735,688
6.125% 2/15/21	895,000	910,663
6.875% 11/15/20	335,000	353,425
Citgo Petroleum Corp. 6.25% 8/15/22 (e)	3,300,000	3,267,000
Clayton Williams Energy, Inc. 7.75% 4/1/19	305,000	286,700
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (e)	655,000	622,250
Consolidated Energy Finance SA 6.75% 10/15/19 (e)	2,490,000	2,564,700
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	1,340,000	1,403,650
6.125% 3/1/22	1,065,000	1,111,594
6.25% 4/1/23 (e)	690,000	726,694
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,020,000	2,070,500
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (e)	1,010,000	1,007,475
8.125% 9/15/23 (e)	220,000	228,250
Energy XXI Gulf Coast, Inc.:
6.875% 3/15/24 (e)	565,000	197,750
11% 3/15/20 (e)	1,400,000	1,281,000
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	310,000	325,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	$ 875,000	$ 950,469
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,000,000	1,012,500
Gulfmark Offshore, Inc. 6.375% 3/15/22	765,000	615,825
Halcon Resources Corp. 8.625% 2/1/20 (e)	405,000	411,075
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (e)	1,225,000	1,191,313
5.75% 10/1/25 (e)(g)	675,000	674,578
Hornbeck Offshore Services, Inc.:
5% 3/1/21	40,000	34,800
5.875% 4/1/20	75,000	69,563
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19	3,440,000	2,941,200
6.5% 5/15/19	1,925,000	1,660,313
8.625% 4/15/20	505,000	456,709
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19	495,000	491,288
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	540,000	561,600
Offshore Group Investment Ltd. 7.5% 11/1/19	770,000	556,325
Pacific Drilling SA 5.375% 6/1/20 (e)	445,000	367,125
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)	1,915,000	1,387,418
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23	460,000	476,100
Rose Rock Midstream LP/ Rose Rock Finance Corp.:
5.625% 7/15/22	460,000	458,850
5.625% 11/15/23 (e)	675,000	664,875
Rosetta Resources, Inc.:
5.625% 5/1/21	725,000	768,573
5.875% 6/1/24	1,390,000	1,499,463
RSP Permian, Inc. 6.625% 10/1/22 (e)	385,000	400,400
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	1,325,000	1,368,063
5.625% 4/15/23	2,860,000	2,910,050
5.625% 3/1/25 (e)	1,540,000	1,540,000
5.75% 5/15/24	1,455,000	1,478,644
6.25% 3/15/22	2,805,000	2,952,263
SemGroup Corp. 7.5% 6/15/21	970,000	1,023,350
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	486,797
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (e)	$ 355,000	$ 363,875
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (e)	580,000	603,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	680,000	654,500
5.25% 5/1/23	330,000	332,475
6.375% 8/1/22	311,000	328,883
6.625% 10/1/20 (Reg. S) (e)	650,000	687,375
6.875% 2/1/21	580,000	607,550
Teine Energy Ltd. 6.875% 9/30/22 (e)	600,000	589,500
TerraForm Power Operating LLC 5.875% 2/1/23 (e)	505,000	521,413
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	802,000	838,090
6.125% 10/15/21	890,000	934,500
6.25% 10/15/22 (e)	965,000	1,020,488
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (e)	350,000	364,875
		65,999,974
Entertainment/Film - 0.4%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	1,000,000	1,035,000
5.625% 2/15/24	400,000	419,000
5.875% 3/15/25	1,885,000	1,988,675
		3,442,675
Environmental - 2.0%
ADS Waste Holdings, Inc. 8.25% 10/1/20	2,785,000	2,934,694
Clean Harbors, Inc.:
5.125% 6/1/21	465,000	474,300
5.25% 8/1/20	725,000	744,938
Covanta Holding Corp.:
5.875% 3/1/24	1,345,000	1,378,625
6.375% 10/1/22	811,000	863,715
7.25% 12/1/20	825,000	874,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	2,780,000	2,877,300
Tervita Corp.:
8% 11/15/18 (e)	4,785,000	4,485,938
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - continued
Tervita Corp.: - continued
9.75% 11/1/19 (e)	$ 1,340,000	$ 921,250
10.875% 2/15/18 (e)	1,315,000	947,195
		16,502,455
Food & Drug Retail - 1.1%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (e)(h)	1,525,000	1,437,313
9.25% 2/15/19 (e)	2,200,000	2,282,500
Rite Aid Corp.:
6.75% 6/15/21	2,895,000	3,046,988
7.7% 2/15/27	364,000	427,700
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (e)(g)	1,190,000	1,190,000
Tops Markets LLC 8.875% 12/15/17	665,000	696,588
		9,081,089
Food/Beverage/Tobacco - 5.1%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	1,821,000	1,912,050
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	6,440,000	6,343,400
ESAL GmbH 6.25% 2/5/23 (e)	3,785,000	3,851,238
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (e)	1,815,000	1,910,288
H.J. Heinz Co.:
4.25% 10/15/20	900,000	921,375
4.875% 2/15/25 (e)	830,000	894,325
6.375% 7/15/28	145,000	166,750
H.J. Heinz Finance Co. 7.125% 8/1/39 (e)	600,000	780,000
JBS Finance II Ltd. 8.25% 1/29/18 (e)	520,000	542,282
JBS Investments GmbH:
7.25% 4/3/24 (e)	1,160,000	1,241,200
7.75% 10/28/20 (e)	3,505,000	3,878,984
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (e)(g)	640,000	646,400
7.25% 6/1/21 (e)	1,940,000	2,049,610
7.25% 6/1/21 (e)	605,000	639,183
8.25% 2/1/20 (e)	2,280,000	2,431,620
Minerva Luxmbourg SA 7.75% 1/31/23 (e)	3,855,000	3,969,494
Post Holdings, Inc.:
6% 12/15/22 (e)	1,240,000	1,159,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Post Holdings, Inc.: - continued
6.75% 12/1/21 (e)	$ 2,880,000	$ 2,851,200
7.375% 2/15/22	6,170,000	6,313,946
		42,502,745
Gaming - 1.9%
Ameristar Casinos, Inc. 7.5% 4/15/21	745,000	790,631
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (e)	1,840,000	1,504,200
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (e)	1,510,000	1,585,500
Isle of Capri Casinos, Inc. 5.875% 3/15/21 (e)	285,000	294,975
MCE Finance Ltd. 5% 2/15/21 (e)	440,000	424,050
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	747,450
8.625% 2/1/19	910,000	1,046,500
Pinnacle Entertainment, Inc. 6.375% 8/1/21	1,305,000	1,393,088
Scientific Games Corp.:
6.625% 5/15/21	2,765,000	2,115,225
7% 1/1/22 (e)	615,000	641,138
10% 12/1/22	1,990,000	1,925,325
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (e)	445,000	449,450
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	1,755,000	1,807,650
Wynn Macau Ltd. 5.25% 10/15/21 (e)	1,000,000	972,500
		15,697,682
Healthcare - 10.6%
Alere, Inc. 6.5% 6/15/20	2,140,000	2,252,350
AmSurg Corp. 5.625% 7/15/22	1,035,000	1,059,581
Community Health Systems, Inc.:
5.125% 8/1/21	4,010,000	4,160,375
6.875% 2/1/22	9,120,000	9,735,691
7.125% 7/15/20	1,115,000	1,188,869
Concordia Healthcare Corp. 7% 4/15/23 (e)	535,000	538,344
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	290,000	297,975
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,295,000	1,286,906
5.125% 7/15/24	1,500,000	1,515,938
DJO Finco, Inc. 8.125% 6/15/21 (e)	1,345,000	1,385,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Endo Finance Co.:
5.375% 1/15/23 (e)	$ 1,410,000	$ 1,378,275
7% 12/15/20 (e)	375,000	394,688
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (e)	1,165,000	1,179,563
HCA Holdings, Inc.:
3.75% 3/15/19	1,755,000	1,781,325
5% 3/15/24	1,370,000	1,428,225
5.375% 2/1/25	1,665,000	1,714,950
5.875% 3/15/22	620,000	692,850
5.875% 5/1/23	510,000	550,800
6.25% 2/15/21	1,045,000	1,141,663
6.5% 2/15/20	2,595,000	2,896,669
HealthSouth Corp. 5.75% 11/1/24	650,000	671,125
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (e)	1,010,000	1,039,038
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	230,000	246,963
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (e)	110,000	115,088
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (e)(h)	435,000	442,069
Kindred Escrow Corp. II:
8% 1/15/20 (e)	1,095,000	1,183,969
8.75% 1/15/23 (e)	295,000	327,450
LifePoint Hospitals, Inc. 5.5% 12/1/21	465,000	488,831
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (e)	390,000	399,263
5.5% 4/15/25 (e)	325,000	326,869
5.75% 8/1/22 (e)	730,000	764,675
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	705,000	749,063
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	1,610,000	1,714,650
6.75% 10/15/22	845,000	886,194
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,370,000	1,438,500
5.5% 2/1/21	3,170,000	3,328,500
Service Corp. International 4.5% 11/15/20	440,000	452,100
Surgical Care Affiliates, Inc. 6% 4/1/23 (e)	640,000	656,000
Tenet Healthcare Corp.:
4.375% 10/1/21	3,120,000	3,057,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.: - continued
4.5% 4/1/21	$ 220,000	$ 217,800
4.75% 6/1/20	620,000	630,850
5% 3/1/19 (e)	1,230,000	1,226,925
6% 10/1/20	960,000	1,027,200
6.75% 2/1/20	610,000	640,500
8.125% 4/1/22	9,899,000	10,789,850
Valeant Pharmaceuticals International:
5.5% 3/1/23 (e)	1,885,000	1,922,700
5.625% 12/1/21 (e)	590,000	612,125
6.75% 8/15/21 (e)	1,035,000	1,086,750
7% 10/1/20 (e)	715,000	748,069
7.25% 7/15/22 (e)	820,000	877,400
7.5% 7/15/21 (e)	1,555,000	1,701,170
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (e)	2,840,000	2,960,700
5.875% 5/15/23 (e)	2,350,000	2,435,188
6.125% 4/15/25 (e)	1,935,000	2,012,400
VPI Escrow Corp. 6.375% 10/15/20 (e)	2,815,000	3,003,253
Wellcare Health Plans, Inc. 5.75% 11/15/20	675,000	710,016
		87,471,230
Homebuilders/Real Estate - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	640,000	643,200
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	455,000	467,513
Communications Sales & Leasing, Inc. 8.25% 10/15/23 (e)	305,000	311,100
KB Home:
7.25% 6/15/18	230,000	250,125
8% 3/15/20	790,000	877,888
Lennar Corp. 4.5% 6/15/19	155,000	158,875
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (e)	615,000	626,531
Shea Homes Ltd. Partnershp/Corp. 6.125% 4/1/25 (e)	265,000	272,950
Standard Pacific Corp. 8.375% 1/15/21	1,195,000	1,398,150
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (e)	1,625,000	1,592,500
WCI Communities, Inc. 6.875% 8/15/21	385,000	401,363
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (e)	$ 545,000	$ 536,825
5.875% 6/15/24 (e)	395,000	388,581
William Lyon Homes, Inc.:
5.75% 4/15/19	345,000	349,313
8.5% 11/15/20	880,000	957,000
		9,231,914
Hotels - 0.0%
FelCor Lodging LP 6% 6/1/25 (e)	370,000	379,250
Insurance - 1.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	6,118,000	6,316,835
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (e)(h)	2,530,000	2,517,350
		8,834,185
Leisure - 0.6%
24 Hour Holdings III LLC 8% 6/1/22 (e)	2,110,000	1,698,550
Cedar Fair LP/Magnum Management Corp.:
5.25% 3/15/21	1,585,000	1,656,325
5.375% 6/1/24	645,000	672,413
NCL Corp. Ltd. 5.25% 11/15/19 (e)	925,000	956,173
		4,983,461
Metals/Mining - 1.7%
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	480,000	494,400
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.375% 3/15/24	305,000	248,575
CONSOL Energy, Inc. 5.875% 4/15/22	2,510,000	2,340,575
Eldorado Gold Corp. 6.125% 12/15/20 (e)	440,000	433,400
First Quantum Minerals Ltd.:
6.75% 2/15/20 (e)	495,000	483,863
7% 2/15/21 (e)	2,255,000	2,184,531
7.25% 5/15/22 (e)	835,000	804,731
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (e)	405,000	370,575
Imperial Metals Corp. 7% 3/15/19 (e)	175,000	172,813
Murray Energy Corp. 11.25% 4/15/21 (e)	2,080,000	2,007,200
Peabody Energy Corp.:
6% 11/15/18	985,000	699,350
7.875% 11/1/26	955,000	463,175
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Peabody Energy Corp.: - continued
10% 3/15/22 (e)	$ 935,000	$ 715,275
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (e)	455,000	445,900
8.25% 1/15/21 (e)	1,155,000	1,120,350
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (e)	450,000	461,250
7.375% 2/1/20 (e)	160,000	164,000
Walter Energy, Inc.:
9.5% 10/15/19 (e)	1,080,000	596,700
12% 4/1/20 pay-in-kind (e)(h)	1,364,750	82,340
		14,289,003
Paper - 0.3%
NewPage Corp. 11.375% 12/31/14 (c)	4,077,567	0
Xerium Technologies, Inc. 8.875% 6/15/18	2,705,000	2,806,438
Publishing/Printing - 0.1%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (e)(h)	725,000	741,313
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (e)	780,000	839,475
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	665,000	692,431
		1,531,906
Services - 3.5%
Anna Merger Sub, Inc. 7.75% 10/1/22 (e)	1,700,000	1,736,125
APX Group, Inc.:
6.375% 12/1/19	4,083,000	4,077,896
8.75% 12/1/20	2,235,000	2,022,675
ARAMARK Corp. 5.75% 3/15/20	870,000	908,063
Audatex North America, Inc.:
6% 6/15/21 (e)	610,000	636,559
6.125% 11/1/23 (e)	255,000	265,200
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (e)	915,000	917,288
5.5% 4/1/23	925,000	948,125
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (e)	2,705,000	2,596,800
CBRE Group, Inc. 5.25% 3/15/25	885,000	946,950
Corrections Corp. of America 4.125% 4/1/20	1,005,000	1,020,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Hertz Corp.:
5.875% 10/15/20	$ 685,000	$ 699,556
6.25% 10/15/22	1,340,000	1,376,850
IHS, Inc. 5% 11/1/22 (e)	610,000	614,575
Laureate Education, Inc. 10% 9/1/19 (e)(h)	10,416,000	10,077,480
The GEO Group, Inc. 6.625% 2/15/21	235,000	247,338
TMS International Corp. 7.625% 10/15/21 (e)	185,000	184,075
		29,275,630
Steel - 1.7%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (e)	1,165,000	1,124,225
Commercial Metals Co. 4.875% 5/15/23	1,115,000	1,059,250
Evraz, Inc. NA Canada 7.5% 11/15/19 (e)	780,000	780,000
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	5,015,000	4,538,575
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	290,000	279,850
Steel Dynamics, Inc.:
5.125% 10/1/21	2,195,000	2,222,438
5.5% 10/1/24	3,895,000	4,016,719
		14,021,057
Super Retail - 2.9%
Argos Merger Sub, Inc. 7.125% 3/15/23 (e)	3,665,000	3,884,900
Asbury Automotive Group, Inc. 6% 12/15/24	925,000	967,781
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (e)(h)	2,495,000	2,139,463
Claire's Stores, Inc.:
6.125% 3/15/20 (e)	1,105,000	906,100
7.75% 6/1/20 (e)	1,860,000	669,600
8.875% 3/15/19	195,000	96,038
9% 3/15/19 (e)	3,865,000	3,430,188
DPL, Inc. 7.75% 10/15/20 (e)	1,805,000	1,565,838
Family Tree Escrow LLC:
5.25% 3/1/20 (e)	255,000	267,431
5.75% 3/1/23 (e)	1,265,000	1,334,575
Hanesbrands, Inc. 6.375% 12/15/20	226,000	239,278
JC Penney Corp., Inc.:
5.65% 6/1/20	185,000	166,963
6.375% 10/15/36	471,000	355,605
7.4% 4/1/37	385,000	313,775
Netflix, Inc.:
5.5% 2/15/22 (e)	830,000	865,275
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Netflix, Inc.: - continued
5.875% 2/15/25 (e)	$ 830,000	$ 867,350
Serta Simmons Holdings, LLC 8.125% 10/1/20 (e)	5,075,000	5,405,890
The Bon-Ton Department Stores, Inc. 8% 6/15/21	305,000	247,050
		23,723,100
Technology - 2.1%
ADT Corp. 6.25% 10/15/21	820,000	879,450
Avaya, Inc. 10.5% 3/1/21 (e)	558,138	477,208
Blue Coat Systems, Inc. 8.375% 6/1/23 (e)	725,000	732,250
BMC Software Finance, Inc. 8.125% 7/15/21 (e)	600,000	542,250
BMC Software, Inc. 7.25% 6/1/18	625,000	604,688
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (e)(h)	435,000	356,700
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	805,000	843,238
CommScope, Inc. 4.375% 6/15/20 (e)(g)	725,000	731,344
Compiler Finance Sub, Inc. 7% 5/1/21 (e)	1,145,000	870,200
First Data Corp.:
6.75% 11/1/20 (e)	643,000	686,403
8.75% 1/15/22 pay-in-kind (e)(h)	1,065,000	1,139,550
10.625% 6/15/21	292,000	329,960
12.625% 1/15/21	535,000	626,619
Global Cash Access, Inc. 10% 1/15/22 (e)	555,000	542,513
Lucent Technologies, Inc.:
6.45% 3/15/29	2,810,000	3,027,775
6.5% 1/15/28	50,000	54,000
Micron Technology, Inc. 5.25% 1/15/24 (e)	670,000	663,300
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (e)	655,000	668,100
5.75% 3/15/23 (e)	225,000	239,625
Sanmina Corp. 4.375% 6/1/19 (e)	950,000	954,750
VeriSign, Inc. 4.625% 5/1/23	695,000	686,313
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	1,765,000	1,884,138
		17,540,374
Telecommunications - 11.6%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (e)	605,000	622,394
6.75% 11/15/20 (e)	1,485,000	1,574,100
Altice Financing SA:
6.5% 1/15/22 (e)	3,565,000	3,654,125
6.625% 2/15/23 (e)	1,565,000	1,621,731
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Altice Financing SA: - continued
7.875% 12/15/19 (e)	$ 350,000	$ 371,438
Altice Finco SA:
8.125% 1/15/24 (e)	2,785,000	2,924,250
9.875% 12/15/20 (e)	1,575,000	1,742,344
Altice SA 7.75% 5/15/22 (e)	9,300,000	9,393,000
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,146,000
Columbus International, Inc. 7.375% 3/30/21 (e)	5,285,000	5,727,619
CommScope Technologies Finance LLC 6% 6/15/25 (e)(g)	1,015,000	1,027,688
Crown Castle International Corp. 5.25% 1/15/23	660,000	695,805
Digicel Group Ltd.:
6% 4/15/21 (e)	3,955,000	3,905,563
6.75% 3/1/23 (e)	1,760,000	1,746,800
GCI, Inc. 6.875% 4/15/25	1,005,000	1,031,381
Inmarsat Finance PLC 4.875% 5/15/22 (e)	1,410,000	1,395,900
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,400,000	3,122,696
6.625% 12/15/22 (Reg. S)	675,000	627,750
7.5% 4/1/21	2,155,000	2,187,325
Intelsat Luxembourg SA 7.75% 6/1/21	2,350,000	2,120,875
Level 3 Financing, Inc.:
5.125% 5/1/23 (e)	2,010,000	2,015,025
5.375% 5/1/25 (e)	335,000	333,325
5.625% 2/1/23 (e)	830,000	856,975
6.125% 1/15/21	1,020,000	1,081,200
7% 6/1/20	675,000	723,094
MetroPCS Wireless, Inc. 6.625% 11/15/20	1,705,000	1,785,988
Millicom International Cellular SA 4.75% 5/22/20 (e)	410,000	406,941
Numericable Group SA:
4.875% 5/15/19 (e)	2,735,000	2,751,410
6% 5/15/22 (e)	2,930,000	2,955,638
6.25% 5/15/24 (e)	985,000	998,544
SBA Communications Corp. 5.625% 10/1/19	445,000	469,475
Sprint Capital Corp.:
6.875% 11/15/28	2,735,000	2,468,338
6.9% 5/1/19	6,715,000	6,964,127
Sprint Communications, Inc. 6% 11/15/22	1,015,000	971,863
Sprint Corp.:
7.125% 6/15/24	1,595,000	1,543,163
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Corp.: - continued
7.25% 9/15/21	$ 3,850,000	$ 3,874,063
7.625% 2/15/25	540,000	529,708
7.875% 9/15/23	3,435,000	3,493,052
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,193,844
6.125% 1/15/22	655,000	686,931
6.25% 4/1/21	1,310,000	1,382,050
6.542% 4/28/20	1,150,000	1,216,125
6.625% 4/1/23	1,835,000	1,931,338
6.633% 4/28/21	1,235,000	1,316,881
ViaSat, Inc. 6.875% 6/15/20	870,000	922,200
Wind Acquisition Finance SA:
4.75% 7/15/20 (e)	4,270,000	4,302,025
7.375% 4/23/21 (e)	1,405,000	1,464,713
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (e)	675,000	676,688
		95,953,508
Transportation Ex Air/Rail - 1.3%
Aguila 3 SA 7.875% 1/31/18 (e)	455,000	457,275
Kenan Advantage Group, Inc. 8.375% 12/15/18 (e)	1,735,000	1,808,738
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (e)	1,880,000	1,912,900
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (e)	2,670,000	2,436,375
8.125% 2/15/19	2,265,000	1,913,925
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (e)	420,000	406,350
Teekay Corp. 8.5% 1/15/20	825,000	924,000
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,230,000	1,131,600
		10,991,163
Utilities - 1.9%
Calpine Corp.:
5.5% 2/1/24	1,660,000	1,655,850
6% 1/15/22 (e)	815,000	872,050
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	370,000	402,838
Dynegy, Inc.:
7.375% 11/1/22 (e)	1,030,000	1,099,525
7.625% 11/1/24 (e)	1,405,000	1,506,863
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Utilities - continued
GenOn Energy, Inc.:
9.5% 10/15/18	$ 170,000	$ 175,525
9.875% 10/15/20	665,000	684,950
InterGen NV 7% 6/30/23 (e)	2,980,000	2,831,000
Mirant Americas Generation LLC:
8.5% 10/1/21	740,000	712,250
9.125% 5/1/31	479,000	450,260
NRG Energy, Inc. 7.875% 5/15/21	465,000	498,131
NSG Holdings II, LLC 7.75% 12/15/25 (e)	907,914	994,165
PPL Energy Supply LLC 6.5% 6/1/25 (e)	655,000	668,368
RJS Power Holdings LLC 5.125% 7/15/19 (e)	1,940,000	1,925,450
RRI Energy, Inc. 7.875% 6/15/17	555,000	568,043
The AES Corp. 3.2616% 6/1/19 (h)	555,000	556,388
		15,601,656
TOTAL NONCONVERTIBLE BONDS		659,495,679
TOTAL CORPORATE BONDS (Cost $659,377,677)		660,640,822
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(h) (Cost $33,501)	53,204	37,371
Common Stocks - 0.2%
	Shares
Banks & Thrifts - 0.0%
CIT Group, Inc.	9,691	448,306
Building Materials - 0.2%
Nortek, Inc. (a)	17,280	1,427,328
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)	78,000	132,600
TOTAL COMMON STOCKS (Cost $2,296,039)		2,008,234
Preferred Stocks - 1.3%
	Shares	Value
Convertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.8%
Bank of America Corp. Series L, 7.25%	2,366	$ 2,710,253
Huntington Bancshares, Inc. 8.50% (a)	3,170	4,263,650
		6,973,903
Energy - 0.2%
Chesapeake Energy Corp. Series A 5.75% (a)	1,900	1,590,063
TOTAL CONVERTIBLE PREFERRED STOCKS		8,563,966
Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (e)	2,143	2,164,430
TOTAL PREFERRED STOCKS (Cost $8,359,693)		10,728,396
Bank Loan Obligations - 9.1%
	Principal Amount
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (h)	$ 620,008	619,233
Tranche D, term loan 3.75% 6/4/21 (h)	957,763	956,565
		1,575,798
Automotive - 0.0%
Chassix, Inc. term loan 10% 12/12/15 (h)	108,261	108,802
Automotive & Auto Parts - 0.2%
Chrysler Group LLC term loan 3.25% 12/31/18 (h)	1,524,600	1,524,600
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (h)	528,212	527,552
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (h)	331,228	331,228
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (h)	441,663	440,558
		771,786
Bank Loan Obligations - continued
	Principal Amount	Value
Cable/Satellite TV - 0.2%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (h)	$ 929,119	$ 931,442
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (h)	757,602	754,761
		1,686,203
Capital Goods - 0.6%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (h)	2,478,757	2,422,985
Rexnord LLC Tranche B, term loan 4% 8/21/20 (h)	1,609,339	1,609,339
SRAM LLC. Tranche B, term loan 4.0307% 4/10/20 (h)	665,182	662,687
		4,695,011
Chemicals - 0.0%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (h)	130,000	130,325
Consumer Products - 0.1%
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (h)	1,248,550	1,253,295
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (h)	774,725	775,500
Diversified Financial Services - 0.1%
Flying Fortress Holdings LLC Tranche B, term loan 3.5% 4/30/20 (h)	611,667	612,462
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (h)	512,200	506,438
Energy - 0.5%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (h)	1,860,000	1,850,960
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (h)	1,950,000	1,589,250
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (h)	1,350,000	671,625
		4,111,835
Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (h)	578,200	579,646
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (h)	875,000	873,906
		1,453,552
Bank Loan Obligations - continued
	Principal Amount	Value
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (h)	$ 4,747,370	$ 4,729,567
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (h)	270,217	258,058
		4,987,625
Food/Beverage/Tobacco - 0.1%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (h)	727,650	727,650
Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (h)	4,232,566	3,809,309
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (h)	246,250	245,173
		4,054,482
Healthcare - 0.7%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (h)	485,000	487,425
Tranche B 1LN, term loan 4.5% 4/23/21 (h)	506,798	508,065
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0254% 5/1/18 (h)	969,856	971,117
Tranche B 5LN, term loan 2.9354% 3/31/17 (h)	649,409	649,409
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (h)	2,033,996	2,031,453
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (h)	561,237	563,342
Surgical Care Affiliates, Inc. Tranche B, term loan 4.25% 3/17/22 (h)	635,000	635,794
		5,846,605
Homebuilders/Real Estate - 0.1%
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (h)	1,096,838	1,096,838
Hotels - 0.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (h)	2,741,514	2,748,368
Insurance - 0.4%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (h)	3,578,361	3,564,943
Metals/Mining - 0.0%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (h)	467,068	315,271
Bank Loan Obligations - continued
	Principal Amount	Value
Services - 1.4%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (h)	$ 1,405,800	$ 1,405,800
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (h)	684,889	685,745
Garda World Security Corp.:
term loan 4% 11/8/20 (h)	1,132,114	1,129,284
Tranche DD, term loan 4% 11/8/20 (h)	289,611	288,887
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)	8,278,266	7,885,049
		11,394,765
Super Retail - 1.2%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (h)	1,135,000	1,092,438
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (h)	2,341,724	2,130,969
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	2,490,657	2,487,544
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (h)	2,700,937	2,704,313
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (h)	1,710,000	1,714,771
		10,130,035
Technology - 0.9%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (h)	207,271	208,577
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (h)	150,000	150,188
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (h)	3,691,098	3,681,871
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (h)	2,118,298	2,113,002
NXP BV Tranche D, term loan 3.25% 1/11/20 (h)	458,025	456,880
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (h)	420,750	415,491
Tranche 2LN, term loan 8% 4/9/22 (h)	360,000	352,800
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9323% 2/28/17 (h)	247,254	248,181
Tranche E, term loan 4% 3/8/20 (h)	298,494	299,986
		7,926,976
Telecommunications - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (h)	536,036	534,798
Bank Loan Obligations - continued
	Principal Amount	Value
Utilities - 0.3%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (h)	$ 1,935,525	$ 1,913,750
Tranche B 2LN, term loan 3.25% 1/31/22 (h)	260,372	257,443
		2,171,193
TOTAL BANK LOAN OBLIGATIONS (Cost $76,985,809)		75,232,708
Preferred Securities - 3.9%

Banks & Thrifts - 2.9%
Bank of America Corp.:
6.1% (f)(h)	1,850,000	1,889,493
6.25% (f)(h)	1,320,000	1,364,478
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,894,476
Barclays PLC:
6.625% (f)(h)	3,685,000	3,706,797
8.25% (f)(h)	1,705,000	1,852,580
Credit Agricole SA:
6.625% (e)(f)(h)	1,410,000	1,431,294
7.875% (e)(f)(h)	1,295,000	1,397,817
Credit Suisse Group 7.5% (e)(f)(h)	1,165,000	1,280,556
Credit Suisse Group AG 6.25% (e)(f)(h)	1,205,000	1,216,545
Goldman Sachs Group, Inc. 5.375% (f)(h)	1,005,000	1,008,223
JPMorgan Chase & Co.:
5.3% (f)(h)	1,675,000	1,688,922
6.125% (f)(h)	470,000	486,617
6.75% (f)(h)	910,000	1,012,262
Lloyds Banking Group PLC 7.5% (f)(h)	2,260,000	2,435,150
Societe Generale 6% (e)(f)(h)	685,000	668,367
		24,333,577
Diversified Financial Services - 1.0%
Citigroup, Inc.:
5.875% (f)(h)	6,250,000	6,408,836
6.3% (f)(h)	1,530,000	1,540,190
		7,949,026
TOTAL PREFERRED SECURITIES (Cost $31,198,908)		32,282,603
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b) (Cost $44,042,362)	44,042,362	$ 44,042,362
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $822,293,989)		824,972,496
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,421,612
NET ASSETS - 100%		$ 828,394,108
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $348,207,841 or 42.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,917
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 1,590,063	$ 1,590,063	$ -	$ -
Financials	9,586,639	7,422,209	2,164,430	-
Industrials	1,427,328	1,427,328	-	-
Telecommunication Services	132,600	132,600	-	-
Corporate Bonds	660,640,822	-	660,640,822	-
Commercial Mortgage Securities	37,371	-	-	37,371
Bank Loan Obligations	75,232,708	-	74,745,283	487,425
Preferred Securities	32,282,603	-	32,282,603	-
Money Market Funds	44,042,362	44,042,362	-	-
Total Investments in Securities:	$ 824,972,496	$ 54,614,562	$ 769,833,138	$ 524,796
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $820,344,971. Net unrealized appreciation aggregated $4,627,525, of which $27,259,446 related to appreciated investment securities and $22,631,921 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015